Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The summary of long-term debt is as follows:

	December 31,
	2020	2019
Senior Secured Term Loan Facility due February 2027	$671,710	$947,497
New Senior Secured Term Loan Facility due February 2027	459,653	—
6.75% Senior Secured Notes due 2022	—	625,000
5.75% Senior Unsecured Notes due 2025	295,000	295,000
ABL Facility	—	—

Total debt	1,426,363	1,867,497
Original issue discount	(15,641)	(13,434)
Deferred financing costs	(10,353)	(10,839)

Total debt, net of original issue discount and deferred financing costs	1,400,369	1,843,224
Less: current portion	—	—

Total long-term debt, excluding current portion	$1,400,369	$1,843,224

Debt Instrument Redemption
The 6.75% Senior Secured Notes were redeemable, in whole or in part, at the redemption prices (expressed as percentages of principal amount of the 6.75% Senior Secured Notes to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but not including, the redemption date, if redeemed on or after any of the dates below until the subsequent date below:

Year	Percentage
May 15, 2020	101.688%
May 15, 2021 and thereafter	100.000%
On or after December 15, 2020, the 5.75% Senior Unsecured Notes are redeemable, in whole or in part, at the redemption prices (expressed as percentages of principal amount of the 5.75% Senior Unsecured Notes to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but not including, the redemption date, if redeemed on or after any of the dates below until the subsequent date below:

Year	Percentage
December 15, 2020	102.875%
December 15, 2021	101.438%
December 15, 2022 and thereafter	100.000%

Schedule Of Maturities Of Long Term Debt	The aggregate long-term debt maturities are:

Year	Amount
2021	$—
2022	—
2023	—
2024	—
2025	295,000
Thereafter	1,131,363

$1,426,363